INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Loan loss reserves	$ 3,812	$ 2,982
Pre-opening and organization expenses	15	36
Deferred compensation	1,055	904
Intangible assets created from asset purchase	34	40
Loans purchased at a premium	68	142
Restricted stock	40	32
Deferred origination fees	795	642
Deferred tax assets, gross	5,819	4,778
Deferred income tax liabilities:
Loans purchased at a discount	136	163
Depreciation	325	208
Intangible assets created from stock purchase	393	461
Other	161	115
Unrealized gain on securities available for sale	743	1,122
Deferred tax liabilities, gross	1,758	2,069
Net deferred income tax asset	$ 4,061	$ 2,709